Exhibit 99.4 Schedule 3 – Exception Report

Unique LoanID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008	TILA Designation
5000001	3	3	[3] Escrow Holdback [2] Combined Orig LTV >100%	The HUD evidences construction funds being heldback.	3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [3] Note P&I Does Not Equal Final TIL P&I [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Oral Agreement Notice [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Purchase Money Borrower Notification Dislcosure	APR under disclosed by .2111 which exceeds the .125 tolerance. Finance charges under disclosed by $359.24 which exceeds the $35.00 tolerance for Refinance transactions. Closing instructions indicate the Index used was 5.030%. The closest Index available in our look-back period is 4.842%. The Note reflects P&I of $796.42 and the TIL reflects an initial P&I of $323.07 for 6 months.		APR/Finance Charge/TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Construction To Perm	Owner Occ	105.47	105.47	31
5000002	3	1			3	[3] Increase in 10% tolerance fees exceeds 10% [3] GFE2 Reason(s) for settlement charge revision(s) not acceptable [2] GFE1 Fees Not Disclosed Correctly [2] GFE2 Fees Not Disclosed Correctly
GFE1 dated 07/XX/2013 improper fee disclosure due to signing fee of $135 being disclosed in Required services that we select section instead of being disclosed under title services.
GFE2 dated 08/XX/2013 does not sufficiently identify the reason for the increase in other settlement charges; title services and lender's title insurance increased from $360 to $760. COC in file reflects that fees have changed however it does not state the reason for the change.
GFE2 dated 08/XX/2013 improper fee disclosure due to signing fee of $135 being disclosed in Required services that we select section instead of being disclosed under title services.
 HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed from binding GFE dated 7/XX/2013 in the amount of $1257 and the total collected was $1395.23, resulting in an increase of $138.23 or 11%.
										Rate/Term Refi	Owner Occ	132.35	132.35	32.27
5000004	2	1			2	[2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	80	80	40.596
5000005	2	1			2	[2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing				Construction To Perm	Owner Occ	80	80	61.85
5000007	2	1			2	[2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note				Purchase	Owner Occ	97	97
5000008	3	1			3	[3] TIL Missing		NO		Construction To Perm	Owner Occ	84.21	84.21	54.43
5000009	3	3	[3] Mortgage Missing [3] Application Incomplete [3] Missing Initial Application [2] Only Attorney's Opinion in File	Final application incomplete due to missing origination entity.	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Missing	Finance charges under disclosed by $334.04 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure since there was no TIL itemization of amount financed due to no settlement charges to borrower.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	98.54	98.54
5000010	2	2	[2] Combined Orig LTV >100%		1					Construction To Perm	Owner Occ	94.97	102.97	23
5000012	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09)				Purchase	Owner Occ	80	100	48.25
5000013	2	1			2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower Information Document
[2]   State - Missing Broker Agreement
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Notice of Choice of Agent or Insurer
 [2]   State - Missing Loan Brokerage Disclosure Statement
										Rate/Term Refi	Owner Occ	100	100	48.56
5000014	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Evidence of Single Premium Credit Insurance With Disclosure	Evidence of credit disability insurance with a monthly payment of $95.36 and annual premium of $1144.32. Insurance is optional. ROR executed by borrowers X/XX/XXXXwith expiration of rescission period noted as 11/XX/2007. HUD reflects a funding date ofX/XX/XXXXequal to the rescission period execution date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	105.4	105.4
5000015	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Initial GFE Missing [2] Initial TIL Missing	ROR executed by borrowers 7/XX/2007 with expiration of rescission period noted as 7/XX/2007. HUD reflects a funding date of 7/XX/2007, 4 days prior to the ROR expiration date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	100	47
5000016	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	52.7	52.7	53.26
5000017	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing Broker Agreement / Mortgage Loan Origination Agreement [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note [2] HMDA-reportable rate spread (1/XX/04-10/XX/09)				Rate/Term Refi	Owner Occ	80	80
5000019	2	2	[2] Combined Orig LTV >100%		2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/XX/04-10/XX/09)				Purchase	Owner Occ	100.07	100.07	61.38
5000020	2	1			2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	100	100	64
5000021	3	3	[3] Initial Application Unsigned		2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	74.2	74.2	24.08
5000022	3	3	[3] Final Application Missing		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [3] State Grace Period Below Minimum [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] Initial GFE Missing [2] Initial TIL Missing	APR under disclosed by .1797 which exceeds the .125 tolerance. Finance charges under disclosed by $798.44 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed. Grace period of 14 days is below the minimum of 15 days per the state of North Carolina.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	91.74	100
5000023	3	2	[2] Combined Orig LTV >100%		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement	Finance charges under disclosed by $406.40 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	100.4	64.53
5000024	2	1			2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
 [2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
										Cashout Refi	Owner Occ	92.44	92.44	41.29
5000025	2	2	[2] Combined Orig LTV >100%		1					Purchase	Owner Occ	100	103	34.891
5000026	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Closing Statement / Closing Disclosure	Finance charges under disclosed by $592 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	100	39.553
5000027	2	2	[2] Combined Orig LTV >100%		2	[2] State - Missing Commitment Letter				Purchase	Owner Occ	87.21	101.52	26.86
5000028	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Commitment Letter [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	95
5000029	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [3] State Late Charge Not Standard [2] HMDA-reportable rate spread (1/XX/04-10/XX/09)	Finance charges under disclosed by $17,299.89 which exceeds the $35 tolerance for refinance transactions. Closing Instructions indicate an index of 1.368% was used at origination, however, the lowest Index available within the look-back period is 1.605%. Late charge fee of 5% exceeds the max allowed of 3% for the state of Massachussets.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100	44.98
5000031	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Statutory Authority Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	100.29	100.29	66
5000032	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Evidence of Single Premium Credit Insurance With Disclosure [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/XX/04-10/XX/09)				Cashout Refi	Owner Occ	95.85	95.85	49
5000033	3	3	[3] Credit Report Missing [3] Missing Initial Application [2] Manufactured (Double-Wide)		2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	87.74	87.74
5000034	2	1			2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note				Cashout Refi	Owner Occ	80	80	45.66
5000035	2	1			2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Credit Score Disclosure Not Present [2] Initial TIL Missing				Purchase	Owner Occ	95	95	22.9
5000036	3	3	[3] Application Incomplete [3] Initial Application Incomplete [2] Manufactured (Double-Wide)	Final application incomplete due to missing origination entity information. Initial application incomplete due to missing origination entity information.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider				Rate/Term Refi	Owner Occ	66.32	66.32	27.1
5000037	1	1			1					Purchase	Owner Occ	90	90	55.29
5000038	3	3	[3] Final Application Missing [3] Missing Initial Application [3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Rate Lock [2] Initial TIL Missing	Evidence of credit disability insurance with a monthly payment of $244.32 and annual premium of $2931.89. Insurance is optional.			Cashout Refi	Owner Occ	87.55	87.55
5000039	3	3	[3] Credit Report Missing		3	[3] Rescission Period under 3 days [2] Credit Score Disclosure Not Present [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/XX/04-10/XX/09)	ROR executed by borrowersX/XX/XXXX with expiration of rescission period noted as 3/XX/2009, however, mortgage reflects a notary date ofX/XX/XXXX.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	77.75	77.75
5000040	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	98.59	98.59
5000041	3	3	[3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Credit Agreeement/Rate Lock [2] Initial TIL Missing				Cashout Refi	Owner Occ	82.26	82.26
5000042	3	3	[3] Final Application Missing		2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] State - Missing KY Fair Housing Law Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	81.82	81.82	29.67
5000043	2	1			2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] State - Missing Title Insurance Notice				Cashout Refi	Owner Occ	92.62	92.62	23.36
5000044	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Initial TIL Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	78.5	78.5	48.13
5000045	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] State - Missing Insurance Disclsoure [2] State - Missing Insurance Escrow Account Disclosure Statement [2] State - Missing Tax Escrow Account Designation [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice [2] Initial GFE Missing				Cashout Refi	Owner Occ	70	70	38.63
5000046	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Credit Score Disclosure Not Present [2] State - Missing Tax Escrow Notice / Election of Property Tax Payment Method [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	46.78
5000047	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	45.13
5000048	3	1			3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] Initial TIL Missing	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Cashout Refi	Owner Occ	73.13	73.13
5000049	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Notice to Cosigner [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/XX/04-10/XX/09)	Finance charges under disclosed by $199.87 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a Closing attorney fee of $200 as prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	9.71	9.71